COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Schedule of future minimum commitments under non-cancelable operating leases

Year Ending December 31,
2012	$6,728
2013	5,235
2014	3,195
2015	1,368
2016	1,296
Thereafter	9,194

Total	$27,016